Virtus Rampart Enhanced Core Equity Fund
Virtus Rampart Enhanced Core Equity Fund
Investment Objective
The fund has investment objectives of capital appreciation and current income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 80 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 92 of the fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Rampart Enhanced Core Equity Fund	Class A	Class C		Class I	Class R6	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Rampart Enhanced Core Equity Fund		Class A		Class C		Class I		Class R6		Class T
Management Fees		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		none		0.25%
Other Expenses		0.38%	[1]	0.36%	[1]	0.37%	[1]	0.33%	[2]	0.38%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	[3]	1.39%		2.12%		1.13%		1.09%		1.39%
Less: Expense Reimbursement	[4]	(0.18%)		(0.16%)		(0.17%)		(0.17%)		(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3],[4]	1.21%		1.96%		0.96%		0.92%		1.21%
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.20% for Class A Shares, 1.95% for Class C Shares, 0.95% for Class I Shares, 0.91% for Class R6 Shares and 1.20% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Rampart Enhanced Core Equity Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	691	973	1,276	2,133
Class C	Sold	299	649	1,124	2,439
Class I	Sold	98	342	606	1,359
Class R6	Sold	94	330	584	1,313
Class T	Sold	370	662	975	1,862

Expense Example, No Redemption - Virtus Rampart Enhanced Core Equity Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	691	973	1,276	2,133
Class C	Held	199	649	1,124	2,439
Class I	Held	98	342	606	1,359
Class R6	Held	94	330	584	1,313
Class T	Held	370	662	975	1,862

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund seeks to achieve its investment objectives by investing in securities and/or Exchange Traded Funds ("ETFs") representing the S&P 500® Index. Allocations are based on a proprietary rules-based model that seeks to overweight those segments of the market that have experienced stronger recent relative performance.

An options strategy is employed for the purpose of seeking to generate additional returns. The strategy utilizes index-based, out-of-the-money put and call credit spreads. The strategy is driven by the relationship between implied volatility, as measured by the CBOE Volatility Index® (VIX®), and the realized volatility of the S&P 500® Index. The strategy seeks to exploit pricing inefficiencies in the S&P 500® Index options market.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>      Derivatives Risk.  The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>      Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>      Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>      Fund of Funds Risk.  The risk that the fund's performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund's investment in such other funds will cost shareholders more than direct investments would have cost.

>      Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>      Portfolio Turnover Risk.  The risk that the fund's principal investment strategies will result in a consistently high portfolio turnover rate. See the "Portfolio Turnover" section above for more information about the impact that portfolio turnover can have on your investment.

>      Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class R6 Shares and Class T Shares is not shown here as Class R6 Shares and Class T Shares have not begun operations as of the date of this prospectus.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	17.95%	Worst Quarter:	Q4/2008:	-19.97%

Average Annual Total Returns (for the periods ended 12/31/17 includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Rampart Enhanced Core Equity Fund	Label	1 Year	5 Years	10 Years
Class I	Return Before Taxes	22.83%	15.78%	7.89%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	16.49%	11.88%	5.97%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	14.15%	11.37%	5.75%
Class A	Return Before Taxes	15.49%	14.13%	6.99%
Class C	Return Before Taxes	21.62%	14.64%	6.83%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.